Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
			Unobservable
	Active Market	Observable Input	Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments – wealth management products	-	3,000	-	-

Liabilities:
Warrant	3,032	-	-	3,032
Corporate borrowings from Fanhua Group	-	-	45,811	45,811

	As of June 30, 2025
			Unobservable
	Active Market	Observable Input	Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	1,910	-	-	1,910
Corporate borrowings from Fanhua Group	-	-	48,316	48,316